Portfolio of Investments
Columbia Select Global Equity Fund, January 31, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.0%
Issuer	Shares	Value ($)
Argentina 0.7%
MercadoLibre, Inc.(a)	2,596	4,619,608
China 3.5%
Alibaba Group Holding Ltd.(a)	349,400	11,088,044
Tencent Holdings Ltd.	158,600	14,131,785
Total		25,219,829
Denmark 2.8%
Novo Nordisk A/S, Class B	151,925	10,584,346
Tryg AS	297,787	9,264,219
Total		19,848,565
France 2.0%
L’Oreal SA	19,526	6,869,251
LVMH Moet Hennessy Louis Vuitton SE	11,742	7,099,157
Total		13,968,408
Germany 1.0%
Adidas AG(a)	22,839	7,241,764
Hong Kong 2.0%
AIA Group Ltd.	1,173,800	14,152,219
India 2.0%
HDFC Bank Ltd.(a)	377,693	7,207,736
Kotak Mahindra Bank Ltd.(a)	294,809	6,905,981
Total		14,113,717
Ireland 2.0%
Linde PLC	59,525	14,534,731
Japan 8.8%
Disco Corp.	33,800	10,995,751
Hoya Corp.	113,200	14,484,383
Keyence Corp.	34,500	18,522,400
Recruit Holdings Co., Ltd.	434,300	18,890,932
Total		62,893,466
Netherlands 1.7%
Koninklijke Philips NV(a)	227,328	12,391,457
South Korea 2.8%
Samsung Electronics Co., Ltd.	276,084	20,183,680
Common Stocks (continued)
Issuer	Shares	Value ($)
Switzerland 2.5%
Lonza Group AG, Registered Shares	13,592	8,681,206
Nestlé SA, Registered Shares	81,010	9,080,944
Total		17,762,150
Taiwan 3.0%
Sea Ltd. ADR(a)	42,206	9,146,462
Taiwan Semiconductor Manufacturing Co., Ltd.	587,000	12,405,302
Total		21,551,764
United States 63.2%
Abbott Laboratories	152,876	18,893,945
Activision Blizzard, Inc.	112,198	10,210,018
Adobe, Inc.(a)	76,608	35,145,452
Alphabet, Inc., Class A(a)	20,599	37,641,789
Amazon.com, Inc.(a)	16,291	52,232,204
ANSYS, Inc.(a)	13,213	4,682,291
CME Group, Inc.	55,397	10,067,851
Comcast Corp., Class A	302,700	15,004,839
Danaher Corp.	45,978	10,935,407
Edwards Lifesciences Corp.(a)	87,567	7,231,283
Facebook, Inc., Class A(a)	48,139	12,435,748
Fidelity National Information Services, Inc.	116,787	14,418,523
Intuit, Inc.	88,155	31,844,231
Lam Research Corp.	27,028	13,080,201
MasterCard, Inc., Class A	112,163	35,476,035
Microsoft Corp.	238,136	55,238,026
NVIDIA Corp.	26,833	13,942,158
S&P Global, Inc.	42,161	13,365,037
Thermo Fisher Scientific, Inc.	69,277	35,310,487
TransUnion	119,666	10,415,729
UnitedHealth Group, Inc.	42,788	14,273,221
Total		451,844,475
Total Common Stocks (Cost $449,111,183)		700,325,833

Columbia Select Global Equity Fund | Quarterly Report 2021	1

Portfolio of Investments   (continued)
Columbia Select Global Equity Fund, January 31, 2021 (Unaudited)
Money Market Funds 2.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.104%(b),(c)	14,316,603	14,315,171
Total Money Market Funds (Cost $14,315,171)		14,315,171
Total Investments in Securities (Cost $463,426,354)		714,641,004
Other Assets & Liabilities, Net		321,533
Net Assets		$714,962,537
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at January 31, 2021.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended January 31, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.104%
	8,787,795	56,626,609	(51,099,233)	—	14,315,171	—	3,539	14,316,603
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
2	Columbia Select Global Equity Fund | Quarterly Report 2021

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1QT155_10_L01_(03/21)